ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Mar. 31, 2014
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

9.             ASSET RETIREMENT OBLIGATIONS

The Company’s asset retirement obligations, which are included in “Other liabilities” in the Company’s consolidated balance sheets, are related to leasehold office premises which the Company is contractually obligated to restore at the end of the lease to their original condition. The movements in asset retirement obligations for the years ended March 31, 2013 and 2014, are as follows:

	Thousands of Yen
	2013	2014
Balance at beginning of year	¥17,603	¥17,874
Liabilities incurred during the year	—	14,220
Accretion expense	271	313
Balance at end of year	¥17,874	¥32,407